Leases - Right-of-use Assets and Lease Liabilities (Details)	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Presentation of leases for lessee [abstract]
Right-of-use assets, beginning balance	$ 430,713		$ 808,025
Depreciation expense	(357,230)		(362,592)	$ 0
Foreign exchange impact	1,612		(14,720)
Right-of-use assets, ending balance	372,468	$ 297,373	430,713	808,025
Additions to right-of-use assets		297,373
Lease liabilities, beginning balance	506,275		882,437
Additions		$ 297,373
Payment of lease liabilities	(460,724)		(447,497)	0
Interest expense on lease liabilities	68,526		94,817	0
Foreign exchange impact	(9,391)		(23,482)
Lease liabilities, ending balance	$ 402,059		$ 506,275	$ 882,437